Right-of-Use Asset and Lease Liability (Details)		1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2026 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CHF (SFr)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Right-of-Use Asset and Lease Liability [Abstract]
Rent payable under term lease		$ 66,258	SFr 53,280
Fixed term		5 years	5 years
Discount rate		9.00%	9.00%
Gain on lease termination	$ 146,213			$ 146,213		$ 146,213